Lease Arrangements (Tables)	6 Months Ended
Jun. 30, 2025
Lease Arrangements
Schedule of future minimum payments, expected to be received on non-cancellable time charters and bareboat charters

The future minimum payments, expected to be received on non-cancellable time charters and bareboat charters classified as operating leases consisted of the following as of June 30, 2025 (in thousands):

Period	$ thousands
Remainder of 2025	$469,228
2026	864,217
2027	669,928
2028	463,747
2029	347,631
2030 and thereafter	673,797
Total future rentals	$3,488,548